Earnings per Share	12 Months Ended
Apr. 30, 2018
Earnings Per Share [Abstract]
Earnings per Share

NOTE 6	EARNINGS PER SHARE
The following table sets forth the computation of net income per common share and net income per common share – assuming dilution under the two-class method.

	Year Ended April 30,
	2018	2017	2016
Net income	$1,338.6	$592.3	$688.7
Less: Net income allocated to participating securities	6.8	2.8	3.0
Net income allocated to common stockholders	$1,331.8	$589.5	$685.7
Weighted-average common shares outstanding	113.0	115.5	118.9
Add: Dilutive effect of stock options	—	0.1	0.1
Weighted-average common shares outstanding – assuming dilution	113.0	115.6	119.0
Net income per common share	$11.79	$5.11	$5.77
Net income per common share – assuming dilution	$11.78	$5.10	$5.76